CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Loss for the year	$ (88,890)	$ (117,567)
Items not affecting cash
Accretion	154	166
Depreciation	1,912	2,015
Loss on sale of equipment	87
Flow-through share premium recovery	(13,326)	(12,890)
Gain on sale of royalty	(9,463)
Realized gain on sale of marketable securities	(3)	(892)
Unrealized loss (gain) on marketable securities	(1,004)	944
Share-based payments	10,971	14,108
Changes in non-cash operating working capital
Receivables	1,783	(4,451)
Prepaid expenses	4,432	(4,712)
Accounts payable and accrued liabilities	(34)	(1,135)
Net cash used in operating activities	(93,381)	(124,414)
INVESTING ACTIVITIES
Purchase of marketable securities	(1,652)	(3,415)
Proceeds from sale of marketable securities	11	1,256
Net deposits refunded	305	483
Exploration and evaluation asset expenditures	(379)	(475)
Purchase of royalty	(17,500)
Proceeds from sale of royalty	27,000
Transaction costs on sale of royalty	(37)
Purchase of capital assets	(1,342)	(11,431)
Proceeds from disposal of capital asset	255	36
Consideration paid on acquisition of QuestEx Gold & Copper Ltd.	(18,749)
Transaction costs on acquisition of QuestEx Gold & Copper Ltd.	(889)
Cash acquired on acquisition of QuestEx Gold & Copper Ltd.	5,037
Proceeds from sale of assets acquired from QuestEx Gold & Copper Ltd.	19,341
Net cash provided by (used in) investing activities	11,401	(13,546)
FINANCING ACTIVITIES
Lease payments	(477)	(1,573)
Bought deal offering	34,500	57,500
Private placements	18,040	74,460
Proceeds from issuance of Tahltan Investment Rights		5,000
Proceeds from option exercises	2,485	8,290
Proceeds from warrant exercises	30,375
Share issue costs	(2,654)	(3,225)
Net cash provided by financing activities	82,269	140,452
Change in cash and cash equivalents during the year	289	2,492
Cash and cash equivalents, beginning of the year	40,313	37,821
Cash and cash equivalents, end of the year	40,602	40,313
Cash	40,345	35,584
Cash equivalents	$ 257	$ 4,729